Changes in the Group structure - Divestment projects (Details) - USD ($) $ in Millions	Nov. 27, 2017	Nov. 03, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Divestment projects
Assets			$ 242,631	$ 230,978	$ 224,484
Martin Linge field and Garantiana Discovery
Divestment projects
Assets			2,581
Liabilities			1,106
Martin Linge field
Divestment projects
Interest in joint operation (as a percent)	51.00%
Garantiana Discovery
Divestment projects
Interest in joint operation (as a percent)	40.00%
TotalErg joint venture
Divestment projects
Ownership interest held by the co-venturer (in percent)		51.00%
Ownership interest held by TOTAL (as a percent)		49.00%
Assets			$ 166